Significant Accounting Policies - Schedule of Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplier Concentration Risk | Inventories | Inventory Supplier A
Concentration Risk [Line Items]
Concentration risk (as a percent)	28.90%
Supplier Concentration Risk | Inventories | Inventory Supplier B
Concentration Risk [Line Items]
Concentration risk (as a percent)	23.40%	16.60%
Supplier Concentration Risk | Inventories | Inventory Supplier C
Concentration Risk [Line Items]
Concentration risk (as a percent)	17.50%
Supplier Concentration Risk | Inventories | Inventory Supplier D
Concentration Risk [Line Items]
Concentration risk (as a percent)	11.60%
Supplier Concentration Risk | Inventories | Inventory Supplier E
Concentration Risk [Line Items]
Concentration risk (as a percent)		16.60%
Supplier Concentration Risk | Inventories | Inventory Supplier F
Concentration Risk [Line Items]
Concentration risk (as a percent)		11.90%
Lender Concentration Risk | Long-term debt | Institutional Funding Partner A
Concentration Risk [Line Items]
Concentration risk (as a percent)	16.90%	16.30%
Lender Concentration Risk | Long-term debt | Institutional Funding Partner B
Concentration Risk [Line Items]
Concentration risk (as a percent)		23.00%
Lender Concentration Risk | Long-term debt | Institutional Funding Partner C
Concentration Risk [Line Items]
Concentration risk (as a percent)	16.50%
Deposits Concentration Risk | Deposits to Insurance and Guarantee Companies | Guarantee Company A
Concentration Risk [Line Items]
Concentration risk (as a percent)	23.40%
Deposits Concentration Risk | Deposits to Insurance and Guarantee Companies | Guarantee Company B
Concentration Risk [Line Items]
Concentration risk (as a percent)		16.80%
Deposits Concentration Risk | Deposits to Insurance and Guarantee Companies | Guarantee Company C
Concentration Risk [Line Items]
Concentration risk (as a percent)		16.40%